Segment Information Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Income (Loss)									$ 1,021.7	$ 902.3	$ 483.5
Payments for Merger Related Costs											(82.8)
Inventory Step Up Related To Merger								(76.6)		(86.6)	(157.7)
Restructuring costs									88.3	103.2	48.7
Mark-to-market actuarial gains (losses) on pension and post-retirement benefit plans	(49.9)				(63.2)				(49.9)	63.2	(141.7)
Impairment of Intangible Assets (Excluding Goodwill)					(11.0)				0	(11.0)	(60.7)
Redomicile Expense									(10.3)	(5.4)
Operating Income (Loss)	176.0	267.4	226.4	182.1	241.3	230.0	204.9	66.4	851.9	742.6	(4.8)
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Restructuring costs									$ (109.6)	$ (119.9)	$ (45.4)